Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 20,757	$ 26,690	[1]
Trade accounts receivable, net	54,075	60,730	[1]
Deferred tax assets	68	134	[1]
Deferred offering costs	0	2,539	[1]
Prepaid expenses and other	2,440	1,458	[1]
Total current assets	77,340	91,551	[1]
Property and equipment:
Property and equipment, at cost	27,878	42,529	[1]
Less: Accumulated depreciation	3,538	3,711	[1]
Total property and equipment, net	24,340	38,818	[1]
Intangible assets, net	30,245	32,551	[1]
Goodwill	55,545	75,466	[1]
Debt issuance costs, net	2,318	2,149	[1]
Other assets	54	55	[1]
Total assets	189,842	240,590	[1]
Current liabilities:
Accounts payable	2,461	2,673	[1]
Accounts payable - affiliates	586	0	[1]
Accrued payroll and other	7,750	10,662	[1]
Income taxes payable	546	16,158	[1]
Total current liabilities	11,343	29,493	[1]
Long-term debt	77,600	75,000	[1]
Deferred tax liabilities	438	541	[1]
Asset retirement obligations	33	9	[1]
Total liabilities	89,414	105,043	[1]
Commitments and contingencies - Note 10	0		[1]
Parent net investment attributable to controlling interests	0	130,012	[1]
Parent net investment attributable to non-controlling interests	0	719	[1]
Partners’ capital:
General partner	1,999	4,816	[1]
Accumulated other comprehensive loss	(525)	0	[1]
Total partners' capital	73,855	4,816	[1]
Non-controlling interests	26,573	0	[1]
Total parent net investment and owners' equity	100,428	135,547	[1]
Total liabilities, parent net investment and owners' equity	189,842	240,590	[1]
Common Units [Member]
Partners’ capital:
Limited partner	6,285	0	[1]
Subordinated Units [Member]
Partners’ capital:
Limited partner	$ 66,096	$ 0	[1]

[1]	Recast - Note 2